Statements of Stockholders' Equity (USD $)	Total	Accumulated Deficit	Class C Special Shares	Common stock
Balance at beginning of period at Dec. 31, 2008	$ 13,826,419	$ (71,906,660)	$ 391	$ 85,732,688
Balance at beginning of period (in shares) at Dec. 31, 2008			65,214	4,507,127
Issuance of common shares
Stock option expense	1,254,503			1,254,503
Stock warrant expense	64,103			64,103
Registered direct offerings of common shares and warrants, net	11,352,751			11,352,751
Registered direct offerings of common shares and warrants, net (in shares)				1,000,000
Issuance of common shares pursuant to Cell Genesys, Inc. transaction	36,800,043			36,800,043
Issuance of common shares pursuant to Cell Genesys, Inc. transaction (in shares)				3,369,967
Credit equity financing facility	60,343			60,343
Net loss	(47,527,768)	(47,527,768)
Balance at end of period at Dec. 31, 2009	15,830,394	(119,434,428)	391	135,264,431
Balance at end of period (in shares) at Dec. 31, 2009			65,214	8,877,094
Issuance of common shares
Stock option exercise	2,014			2,014
Stock option exercise (in shares)				222
Stock option expense	992,757			992,757
Stock warrant expense	65,529			65,529
Registered direct offerings of common shares and warrants, net	48,452,644			48,452,644
Registered direct offerings of common shares and warrants, net (in shares)				4,687,871
June 1, 2012 Fractional Share Adjustment				1
Net loss	(46,196,216)	(46,196,216)
Balance at end of period at Dec. 31, 2010	19,147,122	(165,630,644)	391	184,777,375
Balance at end of period (in shares) at Dec. 31, 2010			65,214	13,565,188
Balance at beginning of period at Dec. 29, 2010
Issuance of common shares
Registered direct offerings of common shares and warrants, net (in shares)				1,764,706
Balance at end of period at Dec. 31, 2010	19,147,122	(165,630,644)	391	184,777,375
Balance at end of period (in shares) at Dec. 31, 2010			65,214	13,565,188
Issuance of common shares
Stock option exercise	32,442			32,442
Stock option exercise (in shares)				3,194
Warrant exercises - various	24,062			24,062
Warrant exercises - various (in shares)				1,458
Stock option expense	1,177,683			1,177,683
Stock warrant expense	204,980			204,980
Underwritten offering of common shares, net	44,961,137			44,961,137
Underwritten offering of common shares, net (in shares)				2,666,666
Registered direct offerings of common shares and warrants, net	23,876,370			23,876,370
Registered direct offerings of common shares and warrants, net (in shares)				2,033,247
June 1, 2012 Fractional Share Adjustment				1
Net loss	(51,608,504)	(51,608,504)
Balance at end of period at Dec. 31, 2011	$ 37,815,292	$ (217,239,148)	$ 391	$ 255,054,049
Balance at end of period (in shares) at Dec. 31, 2011			65,214	18,269,754